Capital Group Central Fund Series IISM 6455 Irvine Center Drive Irvine, California, 92618

February 1, 2021

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U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Central Fund Series II

On behalf of Capital Group Central Fund Series II (the “Series”), we hereby file Form N-1A under the Investment Company Act of 1940. A form N-8A has been filed for the Series, and the Series’ CIK number is 0001841440.

If you have any questions about the enclosed, please contact me at (213) 486-9207.

Sincerely,

/s/ Austen M. Heim

Austen M. Heim

Enclosure